INVENTORIES, NET (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
As of March 31, 2022 and December 31, 2021, inventory consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Raw materials	$30,442	$35,327
Work-in-process	2,983	1,364
Finished goods	704	434
Total inventories	$34,129	$37,125